CASH AND CASH EQUIVALENTS (Schedule of Cash And Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand and in bank	$ 4,922	$ 2,329
Short-term bank deposits	375	1,075
Cash and cash equivalents	$ 5,297	$ 3,404	$ 5,110	$ 2,469